Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Fair Value Measurements
Fair Value Measurements

Note 3. Fair Value Measurement

Fair value measurement accounting literature establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. This hierarchy consists of three broad levels: Level 1 inputs consist of unadjusted quoted prices in active markets for identical assets and have the highest priority, and Level 3 inputs have the lowest priority. The Plan uses appropriate valuation techniques based on the available inputs to measure the fair value of its investments. When available, the Plan measures fair value using Level 1 inputs because they generally provide the most reliable evidence of fair value. No Level 2 or Level 3 inputs were used at December 31, 2025 and 2024.

Level 1 Fair Value Measurement

Money market assets are valued at the net asset value equal to the quoted market price of shares held by the Plan at year end. The fair value of marketable equity securities is based on the closing price reported on the active market where the individual securities are traded. The fair value of mutual funds is based on quoted net asset values of the shares held by the Plan at year end.

The Plan’s investments are reported at fair value on a recurring basis in the accompanying statements of net assets available for benefits. The methods used to measure fair value may produce an amount that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Fair value measurements for the dates presented were as follows:

	Level 1
December 31,	2025	2024

Money market assets	$3,975,301	$1,797,899
Marketable equity securities	11,526,281	7,795,677
Mutual funds	27,948,170	27,232,965

Total assets at fair value	$43,449,752	$36,826,541